Discontinued Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Discontinued Operations [Abstract]
Discontinued Operations

7. Discontinued Operations

GAAP requires that all components of an entity that have been disposed of (by sale, by abandonment or in a distribution to owners) or are held for sale and whose cash flows can be clearly distinguished from the rest of the entity be presented as discontinued operations. In 2010, the Company ceased operations of its facility located in Hilo, Hawaii. Additionally, as part of the acquisition of YFCS on April 1, 2011, the Company acquired a facility located in Tampa Bay, Florida that was classified as discontinued operations during 2010. The results of operations of these facilities have been reported as discontinued operations in the accompanying condensed consolidated financial statements.

A summary of results from discontinued operations is as follows (in thousands):

	THREE MONTHS ENDED SEPTEMBER,		NINE MONTHS ENDED SEPTEMBER 30,
	2011	2010	2011	2010
Revenue	$—	$533	$50	$1,920

Net (loss) income from discontinued operations	$(599)	$(83)	$(765)	$13

4. Discontinued Operations

On November 10, 2007, the Company terminated its lease of the real property related to Longview with the landlord in exchange for a cash settlement payment of approximately $220,000 and assignment of and transfer of all fixed assets on the premises which had a net book value of approximately $474,000. The results of operations of Acadia Hospital Longview, LLC have been reported as discontinued operations in the accompanying consolidated statements of operations. In connection with the disposal of Acadia Hospital Longview, LLC, the Company incurred a loss on the disposal of approximately $2,019,000, which included the write-off of approximately $1,717,000 in goodwill in 2007. A loss of approximately $30,000 was recorded for the year ended December 31, 2008 in connection with the closure of this location.

On October 21, 2010 the Company ceased operations at the facility located in Hilo, Hawaii. The facility operating lease was terminated effective January 8, 2011. All remaining assets were disposed of with the exception of a vehicle, which was transferred to an affiliate. The results of operations of Kids Behavioral Health of Hawaii, LLC have been reported as discontinued operations in the accompanying consolidated statements of operations.

A summary of discontinued operations for the years ended December 31, 2010, 2009 and 2008, is as follows:

	2010	2009	2008

Net patient service revenue	$2,010,867	$3,209,814	$3,187,607

Net (loss) gain from discontinued operations	$(471,121)	$118,812	$(155,996)